Notes Payable and Stock Purchase Warrants - Scheduled Maturities (Details) - Oxford Notes - CE Mark not received by February 1, 2016 $ in Thousands	Dec. 31, 2015 USD ($)
Scheduled maturities of Oxford notes
2016	$ 2,389
2017	2,786
2018	2,985
2019	$ 1,840